Segment Information - Schedule of Financial Performance through Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 28, 2025		Sep. 29, 2024		Sep. 28, 2025		Sep. 29, 2024		Dec. 31, 2024	[4]	Dec. 29, 2024		Dec. 31, 2023
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating revenues	$ 70,005	[1]	$ 5,536	[1]	$ 220,269	[1]	$ 20,068	[1]			$ 108,742		$ 87,616
Less:
Cost of revenues													30,609
Sales commissions	7,534		7,270		24,273		11,691				24,590		31,127
Sales and marketing							3,762
General and administrative	21,483		18,450		52,382		29,789				76,594		32,099
Operating income (loss)	(3,444)		(29,970)		(5,120)		(47,008)				(68,509)		(52,358)
Reconciliation of segment loss from continuing operations before income taxes:
Interest expense							8,230
Interest income			86		3		102				19		36
Other income (expense), net	(4,256)	[2]	(65,684)	[2]	(1,724)	[2]	(66,234)	[2]			7,932	[3]	(29,862)	[3]
Gain on troubled debt restructuring	19,800				19,800				$ 22,337		22,337	[2]		[2],[4]
Loss from continuing operations before taxes	$ (15,804)		$ (77,958)		$ (30,099)		$ (101,422)				(54,444)		(96,217)
Residential Solar Installation [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating revenues											67,460		87,616
Less:
Cost of revenues											45,266		69,828
Sales commissions											23,388		31,127
Sales and marketing											6,827		6,920
General and administrative											9,805	[5]	32,099	[6]
Operating income (loss)											(17,826)		(52,358)
Reconciliation of segment loss from continuing operations before income taxes:
General corporate expense
Interest expense
Interest income
Other income (expense), net
Gain on troubled debt restructuring
Loss from continuing operations before taxes
New Homes Business [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating revenues											41,282
Less:
Cost of revenues											23,974
Sales commissions											1,202
Sales and marketing
General and administrative											3,232	[5]		[6]
Operating income (loss)											12,874
Reconciliation of segment loss from continuing operations before income taxes:
General corporate expense
Interest expense
Interest income
Other income (expense), net
Gain on troubled debt restructuring
Loss from continuing operations before taxes
Reportable Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating revenues											108,742		87,616
Less:
Cost of revenues											69,240		69,828
Sales commissions											24,590		31,127
Sales and marketing											6,827		6,920
General and administrative											13,037	[5]	32,099	[6]
Operating income (loss)											(4,952)		(52,358)
Reconciliation of segment loss from continuing operations before income taxes:
General corporate expense											(63,557)
Interest expense											(16,223)		(14,033)
Interest income											19		36
Other income (expense), net											7,932		(29,862)
Gain on troubled debt restructuring											22,337
Loss from continuing operations before taxes											$ (54,444)		$ (96,217)

[1]	Revenue is net of dealer fees attributable to related party of $0.3 million and $1.6 million in the thirteen and thirty-nine week periods ended September 28, 2025, respectively. Revenue is net of dealer fees attributable to related party of $1.6 million in each of the thirteen and thirty-nine week periods ended September 29, 2024. Refer to Note 16 – Related Party Transactions for details.
[2]	Includes the following related party transactions (in millions):
[3]	Includes related party interest expense and amortization of debt issuance costs of $1.8 million and $1.5 million in the thirteen week periods ended September 28, 2025, and September 29, 2024, respectively. Includes related party interest expense and amortization of debt issuance costs of $5.4 million and $5.6 million in the thirty-nine weeks periods ended September 28, 2025, and September 29, 2024, respectively.
[4]	Gain includes $12.5 million with a related party in the fiscal year ended December 29, 2024. Refer to Note 15 - Borrowings and Derivative Liabilities for details.
[5]	For the year ended December 29, 2024, depreciation and amortization expense was $2.6 million and $0.1 million for the Residential Solar Installation and New Homes Business reportable segments, respectively.
[6]	For the year ended December 31, 2023, depreciation and amortization expense was $0.9 million for the Residential Solar Installation reportable segment.